Emissions schemes and related environmental programmes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	$ 3,946	$ 3,626	$ 4,005
At January 1	10,253
At December 31	9,480	10,253
Current	(9,838)	(9,887)
Non-current	(2,990)	(2,835)
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
At January 1	2,391	2,201
Additions	3,862	3,837
Settlements	(3,607)	(3,647)
Other movements	(132)	0
At December 31	2,514	2,391	2,201
Current	(3,518)	(3,853)	(4,232)
Non-current	(417)	(193)	(478)
Total obligations	(3,935)	(4,046)	(4,710)
Additions	(4,644)	(4,434)
Additions covered by government grants	675	762
Settlements	3,931	4,357
Other movements	149	(21)
Total increase (decrease)	111	664
ETS and related schemes
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	381	493	493
At January 1	441	440
Additions	299	396
Settlements	(392)	(413)
Other movements	(47)	18
At December 31	301	441	440
Current	(388)	(498)	(458)
Non-current	0	0	0
Total obligations	(388)	(498)	(458)
Additions	(1,051)	(1,244)
Additions covered by government grants	675	762
Settlements	453	479
Other movements	33	(37)
Total increase (decrease)	110	(40)
Biofuels
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	2,942	2,581	2,918
At January 1	1,805	1,601
Additions	3,146	2,955
Settlements	(2,804)	(2,783)
Other movements	(65)	32
At December 31	2,082	1,805	1,601
Current	(2,594)	(3,012)	(3,424)
Non-current	(408)	(105)	(422)
Total obligations	(3,002)	(3,117)	(3,846)
Additions	(2,981)	(2,593)
Settlements	3,011	3,386
Other movements	85	(64)
Total increase (decrease)	115	729
Renewable power
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Cost of environmental schemes and related environmental plans	623	552	594
At January 1	145	160
Additions	417	486
Settlements	(411)	(451)
Other movements	(20)	(50)
At December 31	131	145	160
Current	(536)	(343)	(350)
Non-current	(9)	(88)	(56)
Total obligations	(545)	(431)	$ (406)
Additions	(612)	(597)
Settlements	467	492
Other movements	31	80
Total increase (decrease)	$ (114)	$ (25)